Debt issued designated at fair value (Detail 1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Issued debt instruments
Equity-linked	$ 54,069	$ 60,573
Rates-linked	23,641	28,883
Credit-linked	5,225	7,730
Fixed-rate	14,250	20,541
Commodity-linked	3,592	3,844
Other	7,131	6,718
of which: debt that contributes to total loss-absorbing capacity	4,934	4,629
Total debt issued designated at fair value	107,909	128,289
of which: issued by UBS AG with original maturity greater than one year	82,491	73,544
of which: issued by Credit Suisse AG with original maturity greater than one year		29,948
of which: issued by Credit Suisse International with original maturity greater than one year	$ 96	$ 1,471
Unsecured portion of issued debt instruments with original maturity greater than one year	100.00%